Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($)			3 Months Ended	12 Months Ended
	Dec. 28, 2025	Dec. 31, 2023	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of Stock Option Activity [Line Items]
Number of shares, Outstanding	4,930,300	11,716,646		4,930,300	9,997,233
Weighted Average Exercise Price per Share, Outstanding	$ 4.62		$ 4.62	$ 2.77	$ 3.48
Weighted Average Contractual Term (Years), Outstanding	5 years 6 months 29 days	8 years 6 months 10 days	5 years 8 months 26 days	5 years 6 months 29 days	5 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding	$ 1,903,000		$ 1,903,000	$ 6,356,000	$ 2,756,000
Number of shares, Outstanding		9,997,233	4,930,300		4,930,300
Weighted Average Exercise Price per Share, Outstanding	$ 4.62	$ 3.48	$ 4.62	$ 4.62	$ 2.77
Aggregate Intrinsic Value, Outstanding	$ 1,903,000	$ 2,756,000	$ 1,376,000	$ 1,903,000	$ 6,356,000
Number of Shares, Vested and expected to vest	4,930,300		4,930,300	4,930,300
Weighted Average Exercise Price per Share, Vested and expected to vest	$ 4.62		$ 4.62	$ 4.62
Weighted Average Contractual Term (Years), Vested and expected to vest			5 years 8 months 26 days	5 years 6 months 29 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 1,903,000		$ 1,376,000	$ 1,903,000
Number of Shares, Vested and exercisable	1,909,809		1,781,378	1,909,809
Weighted Average Exercise Price per Share, Vested and exercisable	$ 5.94		$ 5.39	$ 5.94
Weighted Average Contractual Term (Years), Vested and exercisable			5 years 8 months 8 days	5 years 10 months 13 days
Aggregate Intrinsic Value, Vested and exercisable	$ 635,000		$ 472,000	$ 635,000